Income Taxes - Deferred Income Tax Liabilities and Deferred Income Tax Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of income taxes [line items]
Deferred Income Tax Assets	$ (1,489)	$ (778)	$ (1,454)
Deferred Income Tax Liabilities	4,981	4,515	4,046
Net Deferred Income Tax Liability	3,492	3,737	$ 2,592
1 Year
Disclosure of income taxes [line items]
Deferred Income Tax Assets	(315)	(31)
Deferred Income Tax Liabilities	138	55
Later than one year
Disclosure of income taxes [line items]
Deferred Income Tax Assets	(1,174)	(747)
Deferred Income Tax Liabilities	$ 4,843	$ 4,460